Schedule of Investments(a)
November 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–66.68%
Aerospace & Defense–3.28%
General Dynamics Corp.	1,161,825	$173,518,564
Raytheon Technologies Corp.	1,734,530	124,400,492
Textron, Inc.	2,221,255	100,178,600
		398,097,656
Apparel Retail–1.07%
TJX Cos., Inc. (The)	2,044,049	129,817,552
Automobile Manufacturers–2.56%
General Motors Co.	7,078,982	310,342,571
Building Products–2.51%
Johnson Controls International PLC	3,968,733	182,720,467
Trane Technologies PLC	835,438	122,174,453
		304,894,920
Cable & Satellite–1.78%
Charter Communications, Inc., Class A (Acquired 10/24/2002-08/06/2008; Cost $8,018,746)(b)(c)	151,140	98,541,769
Comcast Corp., Class A	2,350,480	118,088,115
		216,629,884
Commodity Chemicals–0.74%
Dow, Inc.	1,705,551	90,411,259
Data Processing & Outsourced Services–0.78%
Fiserv, Inc.(b)	825,798	95,115,414
Diversified Banks–3.26%
Bank of America Corp.	3,592,596	101,167,504
Citigroup, Inc.	2,015,089	110,970,951
Wells Fargo & Co.	6,737,689	184,275,794
		396,414,249
Electric Utilities–1.82%
Duke Energy Corp.	798,004	73,943,050
Exelon Corp.	2,051,553	84,257,282
FirstEnergy Corp.	2,379,321	63,194,766
		221,395,098
Electronic Components–0.75%
Corning, Inc.	2,427,220	90,826,572
Electronic Manufacturing Services–0.74%
TE Connectivity Ltd.	789,426	89,970,881
Fertilizers & Agricultural Chemicals–2.28%
Corteva, Inc.	5,248,941	201,139,419
Nutrien Ltd. (Canada)	1,529,281	75,347,675
		276,487,094
Food Distributors–1.97%
Sysco Corp.	1,749,734	124,738,537
US Foods Holding Corp.(b)	3,616,628	113,851,449
		238,589,986
Shares		Value
Health Care Distributors–0.88%
McKesson Corp.	596,059	$107,236,975
Health Care Equipment–1.92%
Medtronic PLC	1,315,948	149,623,288
Zimmer Biomet Holdings, Inc.	561,194	83,685,249
		233,308,537
Health Care Facilities–0.52%
Universal Health Services, Inc., Class B	486,834	63,570,784
Health Care Services–1.51%
Cigna Corp.	482,434	100,896,247
CVS Health Corp.	1,223,757	82,958,487
		183,854,734
Health Care Supplies–0.43%
Alcon, Inc. (Switzerland)(b)	811,539	51,996,097
Home Improvement Retail–0.68%
Kingfisher PLC (United Kingdom)	22,594,827	82,256,288
Human Resource & Employment Services–0.50%
Adecco Group AG (Switzerland)	1,003,385	60,612,143
Insurance Brokers–0.64%
Willis Towers Watson PLC	374,811	78,031,902
Integrated Oil & Gas–1.02%
Chevron Corp.	1,415,447	123,398,669
Internet & Direct Marketing Retail–1.02%
Booking Holdings, Inc.(b)	61,291	124,325,729
Investment Banking & Brokerage–4.09%
Charles Schwab Corp. (The)	1,385,319	67,575,861
Goldman Sachs Group, Inc. (The)	866,386	199,771,284
Morgan Stanley	3,714,760	229,683,611
		497,030,756
IT Consulting & Other Services–1.99%
Cognizant Technology Solutions Corp., Class A	3,087,680	241,240,438
Managed Health Care–1.50%
Anthem, Inc.	583,989	181,924,253
Movies & Entertainment–0.72%
Walt Disney Co. (The)	590,436	87,390,432
Multi-line Insurance–1.60%
American International Group, Inc.	5,045,923	193,965,280
Oil & Gas Exploration & Production–2.44%
Canadian Natural Resources Ltd. (Canada)	2,717,692	62,004,477
Concho Resources, Inc.	1,336,444	76,818,801
ConocoPhillips	531,956	21,044,179
Devon Energy Corp.	4,496,830	62,910,652

See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Parsley Energy, Inc., Class A	5,868,976	$73,538,269
		296,316,378
Other Diversified Financial Services–1.46%
Equitable Holdings, Inc.	2,950,858	74,892,776
Voya Financial, Inc.	1,786,679	102,966,311
		177,859,087
Packaged Foods & Meats–0.73%
Kellogg Co.	505,265	32,291,486
Mondelez International, Inc., Class A	977,836	56,176,678
		88,468,164
Pharmaceuticals–3.78%
Bristol-Myers Squibb Co.	2,427,798	151,494,595
GlaxoSmithKline PLC (United Kingdom)	2,822,002	51,638,491
Johnson & Johnson	493,289	71,369,053
Pfizer, Inc.	2,230,267	85,441,529
Sanofi (France)	980,225	98,628,410
		458,572,078
Railroads–1.63%
CSX Corp.	2,194,727	197,635,166
Real Estate Services–1.54%
CBRE Group, Inc., Class A(b)	3,065,766	187,440,933
Regional Banks–4.29%
Citizens Financial Group, Inc.	5,156,744	168,419,259
PNC Financial Services Group, Inc. (The)	1,403,360	193,761,915
Truist Financial Corp.	3,420,381	158,774,086
		520,955,260
Semiconductors–3.01%
Micron Technology, Inc.(b)	1,139,012	72,999,279
NXP Semiconductors N.V. (Netherlands)	724,928	114,843,094
QUALCOMM, Inc.	1,208,147	177,802,994
		365,645,367
Specialty Chemicals–0.70%
DuPont de Nemours, Inc.	1,329,790	84,361,878
Systems Software–1.13%
Oracle Corp.	2,382,553	137,520,959
Technology Hardware, Storage & Peripherals–0.63%
Apple, Inc.	642,131	76,445,696
Tobacco–1.76%
Philip Morris International, Inc.	2,815,186	213,250,340
Wireless Telecommunication Services–1.02%
Vodafone Group PLC (United Kingdom)	75,200,794	123,706,265
Total Common Stocks & Other Equity Interests (Cost $5,835,317,495)		8,097,313,724
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–23.52%
Aerospace & Defense–0.24%
BAE Systems Holdings, Inc. (United Kingdom), 2.85%, 12/15/2020(d)	$3,091,000	$3,093,596
General Dynamics Corp., 3.88%, 07/15/2021	17,573,000	17,827,243
Precision Castparts Corp., 2.50%, 01/15/2023	4,150,000	4,313,926
Raytheon Technologies Corp., 4.45%, 11/16/2038	3,239,000	4,184,120
		29,418,885
Agricultural & Farm Machinery–0.12%
Deere & Co., 2.60%, 06/08/2022	14,645,000	15,069,968
Agricultural Products–0.05%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	5,492,744
Air Freight & Logistics–0.07%
FedEx Corp., 4.90%, 01/15/2034	4,310,000	5,607,167
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	3,174,627
		8,781,794
Airlines–0.14%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	3,060,270	2,610,750
Continental Airlines Pass-Through Trust,
Series 2010-1, Class A, 4.75%, 01/12/2021	1,893,872	1,901,484
Series 2012-1, Class A, 4.15%, 04/11/2024	3,627,443	3,581,574
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	3,917,241	3,830,088
Series 2018-1, Class AA, 3.50%, 03/01/2030	4,800,978	4,636,569
		16,560,465
Alternative Carriers–0.20%
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	26,445,000	24,375,233
Application Software–1.14%
Nuance Communications, Inc.,
Conv., 1.00%, 12/15/2022(e)	29,489,000	54,026,822
1.25%, 04/01/2025	16,761,000	37,440,013
RealPage, Inc., Conv., 1.50%, 11/15/2022	6,658,000	11,281,149
Workday, Inc., Conv., 0.25%, 10/01/2022	22,666,000	36,306,157
		139,054,141
Asset Management & Custody Banks–0.12%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	4,260,000	4,697,709
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	4,515,000	5,031,356
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(d)	$1,033,000	$1,099,757
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	3,217,000	4,135,465
		14,964,287
Automobile Manufacturers–0.10%
General Motors Co., 6.60%, 04/01/2036	4,317,000	5,830,917
General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	6,403,486
		12,234,403
Biotechnology–0.52%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	9,155,110
4.05%, 11/21/2039	13,812,000	16,799,378
4.85%, 06/15/2044	5,815,000	7,746,017
Gilead Sciences, Inc., 4.40%, 12/01/2021	4,988,000	5,136,028
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	17,930,000	24,866,669
		63,703,202
Brewers–0.31%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	13,901,408
4.90%, 02/01/2046	6,301,000	8,243,165
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	9,734,000	11,041,666
Molson Coors Beverage Co., 4.20%, 07/15/2046	4,057,000	4,689,709
		37,875,948
Broadcasting–0.74%
Liberty Media Corp.,
Conv., 2.25%, 10/05/2021(e)	14,987,000	7,064,716
1.38%, 10/15/2023	61,171,000	75,854,957
Liberty Formula One, Conv., 1.00%, 01/30/2023	5,397,000	6,961,054
		89,880,727
Cable & Satellite–1.51%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	22,511,000	26,292,848
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.46%, 07/23/2022 (Acquired 09/11/2015; Cost $10,874,173)(c)	10,845,000	11,466,033
3.85%, 04/01/2061 (Acquired 11/19/2020; Cost $10,832,203)(c)	10,845,000	11,171,217
Comcast Corp.,
4.15%, 10/15/2028	9,915,000	11,942,898
6.45%, 03/15/2037	2,465,000	3,788,193
3.90%, 03/01/2038	8,010,000	9,865,781
Cox Communications, Inc., 2.95%, 10/01/2050(d)	2,044,000	2,112,057
Principal Amount		Value
Cable & Satellite–(continued)
DISH Network Corp., Conv., 3.38%, 08/15/2026	$77,983,000	$77,936,210
Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(d)(e)	22,652,000	23,093,714
NBCUniversal Media LLC, 5.95%, 04/01/2041	3,365,000	5,177,245
		182,846,196
Commodity Chemicals–0.08%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	7,384,000	9,773,149
Communications Equipment–0.55%
Cisco Systems, Inc., 1.85%, 09/20/2021	16,236,000	16,425,371
Finisar Corp., Conv., 0.50%, 12/15/2021(e)	10,562,000	10,546,263
Viavi Solutions, Inc.,
Conv., 1.75%, 06/01/2023	14,372,000	17,081,087
1.00%, 03/01/2024	19,034,000	23,200,801
		67,253,522
Construction Machinery & Heavy Trucks–0.07%
Caterpillar Financial Services Corp., 1.70%, 08/09/2021	7,982,000	8,057,767
Consumer Finance–0.22%
American Express Co., 3.63%, 12/05/2024	3,423,000	3,800,567
Capital One Financial Corp., 3.20%, 01/30/2023	10,060,000	10,642,967
Discover Bank, 3.35%, 02/06/2023	5,380,000	5,692,715
Synchrony Financial, 3.95%, 12/01/2027	5,795,000	6,430,704
		26,566,953
Data Processing & Outsourced Services–0.05%
Fiserv, Inc., 3.80%, 10/01/2023	5,200,000	5,669,141
Diversified Banks–1.77%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.88%, 01/25/2022(d)	3,545,000	3,649,714
Australia & New Zealand Banking Group Ltd. (Australia), 2.30%, 06/01/2021	7,448,000	7,526,673
Bank of America Corp., 3.25%, 10/21/2027	5,705,000	6,345,822
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(d)	6,875,000	7,497,187
Citigroup, Inc.,
3.67%, 07/24/2028(f)	5,405,000	6,130,913
6.68%, 09/13/2043	8,000,000	12,999,828
5.30%, 05/06/2044	2,765,000	3,899,975
4.75%, 05/18/2046	4,145,000	5,493,585
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(f)	18,945,000	19,984,972
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.20%, 06/15/2026	$4,365,000	$4,879,910
3.51%, 01/23/2029(f)	11,170,000	12,684,230
4.26%, 02/22/2048(f)	5,355,000	7,120,875
3.90%, 01/23/2049(f)	11,170,000	14,212,939
Series V, 3.55% (3 mo. USD LIBOR + 3.32%)(g)(h)	6,410,000	6,232,025
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(d)	545,000	600,343
National Australia Bank Ltd. (Australia), 1.88%, 07/12/2021	9,725,000	9,820,920
SMBC Aviation Capital Finance DAC (Ireland), 2.65%, 07/15/2021(d)	3,225,000	3,252,338
Societe Generale S.A. (France), 5.00%, 01/17/2024(d)	7,365,000	8,104,618
Standard Chartered PLC (United Kingdom), 3.05%, 01/15/2021(d)	7,250,000	7,274,002
U.S. Bancorp, Series W, 3.10%, 04/27/2026	3,245,000	3,619,948
Wells Fargo & Co.,
3.55%, 09/29/2025	6,840,000	7,642,256
4.10%, 06/03/2026	4,515,000	5,197,060
4.65%, 11/04/2044	9,115,000	11,798,070
Westpac Banking Corp. (Australia), 2.10%, 05/13/2021	38,570,000	38,901,886
		214,870,089
Diversified Capital Markets–0.37%
Credit Suisse AG (Switzerland),
6.50%, 08/08/2023(d)	6,536,000	7,393,850
Conv., 0.50%, 06/24/2024(d)	38,065,000	37,071,503
		44,465,353
Diversified Metals & Mining–0.03%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	3,064,551
Drug Retail–0.15%
CVS Pass-Through Trust, 6.04%, 12/10/2028	6,210,467	7,070,881
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	6,129,000	6,269,118
4.50%, 11/18/2034	4,519,000	5,263,054
		18,603,053
Electric Utilities–0.60%
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	9,110,000	11,672,769
Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	4,487,706
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	5,572,000	6,360,356
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	6,496,516
Ohio Power Co., Series M, 5.38%, 10/01/2021	1,050,000	1,093,441
Principal Amount		Value
Electric Utilities–(continued)
PPL Electric Utilities Corp., 6.25%, 05/15/2039	$355,000	$532,798
Southern Co. (The), 2.35%, 07/01/2021	24,298,000	24,546,760
Xcel Energy, Inc.,
0.50%, 10/15/2023	5,750,000	5,761,272
3.50%, 12/01/2049	10,280,000	12,154,715
		73,106,333
Environmental & Facilities Services–0.05%
Waste Management, Inc., 3.90%, 03/01/2035	4,786,000	5,920,649
Food Retail–0.29%
Nestle Holdings, Inc., 3.10%, 09/24/2021(d)	34,380,000	35,090,629
General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	3,650,000	3,865,514
Health Care Equipment–0.93%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	4,731,662
DexCom, Inc., Conv., 0.75%, 12/01/2023	30,543,000	60,803,496
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025(d)	18,416,000	18,634,690
Medtronic, Inc., 4.38%, 03/15/2035	2,601,000	3,564,284
NuVasive, Inc., Conv., 2.25%, 03/15/2021	20,477,000	20,695,630
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(d)	3,727,000	4,313,270
		112,743,032
Health Care REITs–0.09%
Healthpeak Properties, Inc.,
4.20%, 03/01/2024	4,690,000	5,148,734
3.88%, 08/15/2024	5,085,000	5,635,039
		10,783,773
Health Care Services–0.18%
Cigna Corp., 4.80%, 08/15/2038	3,240,000	4,230,579
CVS Health Corp.,
3.38%, 08/12/2024	3,740,000	4,078,446
4.10%, 03/25/2025	3,186,000	3,610,217
Laboratory Corp. of America Holdings,
3.20%, 02/01/2022	6,132,000	6,333,058
4.70%, 02/01/2045	2,694,000	3,576,901
		21,829,201
Health Care Technology–0.36%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027(d)	36,636,000	43,409,219
Home Improvement Retail–0.06%
Home Depot, Inc. (The), 2.00%, 04/01/2021	6,883,000	6,910,579
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Homebuilding–0.06%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	$5,534,000	$7,204,576
Hotel & Resort REITs–0.01%
Service Properties Trust, 5.00%, 08/15/2022	1,310,000	1,337,838
Industrial Conglomerates–0.06%
Honeywell International, Inc., 0.46% (3 mo. USD LIBOR + 0.23%), 08/19/2022(h)	6,744,000	6,749,624
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	2,470,000	2,699,625
Integrated Oil & Gas–0.06%
Husky Energy, Inc. (Canada), 3.95%, 04/15/2022	3,630,000	3,731,660
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	3,379,000	3,723,687
		7,455,347
Integrated Telecommunication Services–0.77%
AT&T, Inc.,
3.00%, 06/30/2022	5,334,000	5,534,051
4.30%, 02/15/2030	3,526,000	4,213,087
4.50%, 05/15/2035	4,755,000	5,761,458
4.80%, 06/15/2044	2,960,000	3,717,399
3.50%, 09/15/2053(d)	7,328,000	7,541,453
3.55%, 09/15/2055(d)	4,562,000	4,692,222
Orange S.A. (France), 4.13%, 09/14/2021	15,235,000	15,673,411
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	3,505,000	4,214,457
5.21%, 03/08/2047	6,725,000	8,608,210
Verizon Communications, Inc.,
3.45%, 03/15/2021	22,400,000	22,604,403
4.40%, 11/01/2034	3,285,000	4,152,659
4.81%, 03/15/2039	5,062,000	6,743,828
		93,456,638
Interactive Media & Services–0.21%
Zillow Group, Inc., Conv., 2.75%, 05/15/2025	14,118,000	25,519,882
Internet & Direct Marketing Retail–0.93%
Booking Holdings, Inc.,
Conv., 0.90%, 09/15/2021	14,990,000	16,721,345
0.75%, 05/01/2025(d)	3,846,000	5,380,554
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	33,949,000	61,557,080
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2019(e)	30,912,000	29,373,799
		113,032,778
Investment Banking & Brokerage–0.64%
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/2021	5,510,000	5,684,978
4.25%, 10/21/2025	5,807,000	6,671,818
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	56,790,000	58,096,170
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley, 4.00%, 07/23/2025	$6,870,000	$7,869,000
		78,321,966
IT Consulting & Other Services–0.04%
DXC Technology Co., 4.45%, 09/18/2022	4,954,000	5,196,906
Life & Health Insurance–0.42%
Athene Global Funding,
4.00%, 01/25/2022(d)	12,280,000	12,714,366
2.75%, 06/25/2024(d)	2,890,000	3,033,686
Guardian Life Global Funding, 2.90%, 05/06/2024(d)	7,450,000	8,028,110
Jackson National Life Global Funding,
2.10%, 10/25/2021(d)	5,295,000	5,384,757
3.25%, 01/30/2024(d)	4,885,000	5,263,264
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	4,250,000	5,073,024
Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	5,949,354
Reliance Standard Life Global Funding II, 3.05%, 01/20/2021(d)	4,985,000	5,003,989
		50,450,550
Managed Health Care–0.06%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	6,917,084
Movies & Entertainment–0.20%
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	20,716,000	24,879,676
Multi-line Insurance–0.25%
American International Group, Inc., 4.38%, 01/15/2055	7,405,000	9,509,958
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	9,030,000	10,800,121
MassMutual Global Funding II, 2.00%, 04/15/2021(d)	10,205,000	10,270,878
		30,580,957
Multi-Utilities–0.12%
NiSource, Inc., 4.38%, 05/15/2047	6,015,000	7,744,106
Sempra Energy, 3.80%, 02/01/2038	5,871,000	6,848,027
		14,592,133
Office REITs–0.06%
Highwoods Realty L.P., 3.20%, 06/15/2021	538,000	542,843
Office Properties Income Trust, 4.00%, 07/15/2022	7,200,000	7,302,422
		7,845,265
Oil & Gas Exploration & Production–0.18%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	6,519,000	7,403,451
ConocoPhillips, 4.15%, 11/15/2034	2,403,000	2,846,656
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Noble Energy, Inc., 5.25%, 11/15/2043	$7,940,000	$11,007,589
		21,257,696
Oil & Gas Storage & Transportation–0.68%
Energy Transfer Operating L.P.,
4.20%, 09/15/2023	1,638,000	1,745,756
4.90%, 03/15/2035	3,640,000	3,814,109
5.00%, 05/15/2050	7,684,000	8,175,910
Enterprise Products Operating LLC,
6.45%, 09/01/2040	555,000	787,804
4.25%, 02/15/2048	7,354,000	8,632,732
Kinder Morgan, Inc., 5.30%, 12/01/2034	4,203,000	5,083,416
MPLX L.P.,
4.50%, 07/15/2023	18,525,000	20,090,671
4.50%, 04/15/2038	8,564,000	9,500,569
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	4,275,000	4,392,285
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	6,329,163
Sunoco Logistics Partners Operations L.P., 5.30%, 04/01/2044	8,165,000	8,575,198
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	5,277,536
		82,405,149
Other Diversified Financial Services–2.18%
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(d)	3,975,000	5,495,753
Convertible Trust - Consumer, Series 2018-1, 0.25%, 01/17/2024	57,077,000	60,741,343
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	60,352,000	61,667,674
Convertible Trust - Healthcare, Series 2018-1, 0.25%, 02/05/2024	56,758,000	64,023,024
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	60,368,000	72,622,704
		264,550,498
Packaged Foods & Meats–0.06%
Kraft Heinz Foods Co. (The), 4.63%, 10/01/2039(d)	5,610,000	6,207,526
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	747,346
		6,954,872
Paper Packaging–0.13%
International Paper Co., 6.00%, 11/15/2041	2,855,000	4,121,909
Packaging Corp. of America, 4.50%, 11/01/2023	11,003,000	12,142,537
		16,264,446
Principal Amount		Value
Pharmaceuticals–0.99%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	$9,800,000	$11,515,711
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(d)	6,079,000	6,212,165
Bristol-Myers Squibb Co.,
4.00%, 08/15/2023	4,735,000	5,212,306
4.13%, 06/15/2039	6,435,000	8,307,064
4.63%, 05/15/2044	13,875,000	18,931,871
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026(d)	14,996,000	17,875,339
Pacira BioSciences, Inc.,
Conv., 2.38%, 04/01/2022	2,162,000	2,497,110
0.75%, 08/01/2025(d)	9,109,000	10,202,080
Pfizer, Inc., 3.00%, 09/15/2021	18,780,000	19,187,860
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	11,008,000	10,148,523
Utah Acquisition Sub, Inc., 3.15%, 06/15/2021	4,535,000	4,591,543
Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	5,610,686
		120,292,258
Property & Casualty Insurance–0.25%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,728,072
Markel Corp.,
5.00%, 03/30/2043	4,185,000	5,267,389
5.00%, 05/20/2049	5,140,000	7,119,800
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	8,866,062
W.R. Berkley Corp., 4.63%, 03/15/2022	5,040,000	5,305,157
		30,286,480
Railroads–0.17%
CSX Corp., 5.50%, 04/15/2041	1,660,000	2,355,659
Norfolk Southern Corp., 3.40%, 11/01/2049	4,879,000	5,756,551
Union Pacific Corp.,
4.15%, 01/15/2045	4,410,000	5,429,785
3.84%, 03/20/2060	5,560,000	6,866,772
		20,408,767
Regional Banks–0.11%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	4,700,000	4,754,763
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(i)	7,450,000	8,607,918
		13,362,681
Reinsurance–0.14%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	11,285,000	12,819,112
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	3,711,000	4,121,234
		16,940,346
Restaurants–0.07%
Starbucks Corp., 3.55%, 08/15/2029	7,440,000	8,681,106
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Retail REITs–0.10%
Regency Centers L.P.,
2.95%, 09/15/2029	$7,960,000	$8,415,114
4.65%, 03/15/2049	2,970,000	3,526,944
		11,942,058
Semiconductors–1.53%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	6,975,000	7,534,926
Cree, Inc.,
Conv., 0.88%, 09/01/2023	20,265,000	32,321,737
1.75%, 05/01/2026(d)	15,235,000	30,858,827
Microchip Technology, Inc., Conv., 1.63%, 02/15/2027 (Acquired 02/10/2017; Cost $20,592,404)(c)	20,600,000	40,427,500
Micron Technology, Inc., 4.66%, 02/15/2030	7,270,000	8,820,052
NVIDIA Corp., 2.20%, 09/16/2021	7,515,000	7,607,776
NXP B.V./NXP Funding LLC (Netherlands),
3.88%, 09/01/2022(d)	19,562,000	20,663,161
5.35%, 03/01/2026(d)	7,660,000	9,166,481
ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	17,148,000	25,722,000
Texas Instruments, Inc., 2.63%, 05/15/2024	2,275,000	2,435,132
		185,557,592
Soft Drinks–0.11%
PepsiCo, Inc., 3.00%, 08/25/2021	13,543,000	13,812,613
Specialized REITs–0.19%
Crown Castle International Corp., 4.75%, 05/15/2047	470,000	597,190
EPR Properties, 4.75%, 12/15/2026	17,525,000	17,680,177
LifeStorage L.P., 3.50%, 07/01/2026	4,667,000	5,265,147
		23,542,514
Specialty Chemicals–0.02%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	2,216,346
Systems Software–0.43%
FireEye, Inc.,
Series B, Conv., 1.63%, 06/01/2022(e)	17,616,000	17,307,288
Series A, Conv., 1.00%, 06/01/2025(e)	17,382,000	17,154,776
Microsoft Corp., 3.50%, 02/12/2035	4,259,000	5,317,855
Oracle Corp., 3.60%, 04/01/2040	10,910,000	12,766,842
		52,546,761
Technology Distributors–0.07%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	8,497,266
Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.33%
Apple, Inc.,
2.15%, 02/09/2022	$7,303,000	$7,470,441
3.35%, 02/09/2027	3,495,000	3,988,172
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023(d)	7,237,000	8,009,779
8.35%, 07/15/2046(d)	278,000	404,084
Western Digital Corp., Conv., 1.50%, 02/01/2024	20,616,000	20,252,166
		40,124,642
Tobacco–0.30%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	16,609,846
Philip Morris International, Inc.,
3.60%, 11/15/2023	3,940,000	4,311,909
4.88%, 11/15/2043	11,740,000	15,818,196
		36,739,951
Trading Companies & Distributors–0.09%
Air Lease Corp.,
3.00%, 09/15/2023	627,000	650,672
4.25%, 09/15/2024	4,355,000	4,704,901
Aircastle Ltd., 4.40%, 09/25/2023	5,510,000	5,664,202
		11,019,775
Trucking–0.12%
Aviation Capital Group LLC,
2.88%, 01/20/2022(d)	6,230,000	6,336,601
4.88%, 10/01/2025(d)	7,745,000	7,933,042
		14,269,643
Wireless Telecommunication Services–0.22%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	8,375,629
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	6,080,000	7,734,000
4.30%, 02/15/2048	8,020,000	10,235,657
		26,345,286
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,441,128,664)		2,856,500,091
U.S. Treasury Securities–5.62%
U.S. Treasury Bills–0.01%
0.11%, 02/04/2021(j)(k)	725,000	724,908
U.S. Treasury Bonds–0.56%
4.50%, 02/15/2036	5,525,000	8,201,603
1.38%, 08/15/2050	63,270,500	60,131,690
		68,333,293
U.S. Treasury Notes–5.05%
0.13%, 11/30/2022	182,211,000	182,143,383
0.25%, 11/15/2023	135,674,000	135,923,089
0.38%, 11/30/2025	186,854,700	186,964,186
0.63%, 11/30/2027	31,406,000	31,418,268
0.88%, 11/15/2030	77,188,700	77,375,642
		613,824,568
Total U.S. Treasury Securities (Cost $679,632,382)		682,882,769
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Preferred Stocks–0.59%
Asset Management & Custody Banks–0.19%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	$23,214,188
Diversified Banks–0.03%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(f)	142,800	3,728,508
Oil & Gas Storage & Transportation–0.37%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	44,565,792
Total Preferred Stocks (Cost $63,824,605)		71,508,488
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.17%
Federal Home Loan Mortgage Corp. (FHLMC)–0.09%
6.75%, 03/15/2031	$7,000,000	10,801,593
5.50%, 02/01/2037	9	11
		10,801,604
Federal National Mortgage Association (FNMA)–0.08%
6.63%, 11/15/2030	6,315,000	9,595,319
7.00%, 07/01/2032	5,645	5,666
		9,600,985
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	13,176	13,590
7.50%, 12/20/2030	803	966
		14,556
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,472,979)		20,417,145

Municipal Obligations–0.06%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,887,000)	4,887,000	7,450,329
Shares		Value
Money Market Funds–3.40%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(l)(m)	144,559,089	$144,559,089
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(l)(m)	102,981,608	103,022,801
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	165,210,387	165,210,387
Total Money Market Funds (Cost $412,698,751)		412,792,277
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $9,454,961,876)		12,148,864,823
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(l)(m)(n)	182,800	182,800
Invesco Private Prime Fund, 0.12%(l)(m)(n)	274,117	274,200
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $457,000)		457,000
TOTAL INVESTMENTS IN SECURITIES–100.04% (Cost $9,455,418,876)		12,149,321,823
OTHER ASSETS LESS LIABILITIES—(0.04)%		(5,204,005)
NET ASSETS–100.00%		$12,144,117,818
Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Restricted security. The aggregate value of these securities at period end was $161,606,519, which represented 1.33% of the Fund’s Net Assets.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $540,038,749, which represented 4.45% of the Fund’s Net Assets.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(i)	All or a portion of this security was out on loan at November 30, 2020.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$142,147,129	$203,501,721	$(201,089,761)	$-	$-	$144,559,089	$5,795
Invesco Liquid Assets Portfolio, Institutional Class	101,317,516	145,358,372	(143,635,543)	(18,367)	823	103,022,801	21,747
Invesco Treasury Portfolio, Institutional Class	162,453,861	232,573,395	(229,816,869)	-	-	165,210,387	5,365
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	36,184,499	(36,001,701)	2	-	182,800	257*
Invesco Private Prime Fund	-	12,495,061	(12,220,869)	-	8	274,200	297*
Total	$405,918,506	$630,113,048	$(622,764,743)	$(18,365)	$831	$413,249,277	$33,461

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	167	March-2021	$(21,047,219)	$(27,736)	$(27,736)
U.S. Treasury 10 Year Notes	299	March-2021	(41,313,390)	(77,719)	(77,719)
Total Futures Contracts				$(105,455)	$(105,455)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/18/2020	State Street Bank & Trust Co.	CHF	1,023,589	USD	1,127,543	$465
12/18/2020	State Street Bank & Trust Co.	USD	753,069	CAD	985,710	6,016
12/18/2020	State Street Bank & Trust Co.	USD	4,243,107	CHF	3,863,072	10,538
12/18/2020	State Street Bank & Trust Co.	USD	2,758,705	EUR	2,321,517	11,906
12/18/2020	State Street Bank & Trust Co.	USD	9,461,517	GBP	7,117,160	29,025
Subtotal—Appreciation						57,950
Currency Risk
12/18/2020	Bank of New York Mellon (The)	CAD	53,884,499	USD	41,165,227	(330,660)
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/18/2020	State Street Bank & Trust Co.	CAD	10,987,533	USD	8,426,295	$(35,089)
12/18/2020	State Street Bank & Trust Co.	CHF	78,593,710	USD	86,372,369	(167,498)
12/18/2020	State Street Bank & Trust Co.	EUR	64,605,718	USD	76,730,303	(373,308)
12/18/2020	State Street Bank & Trust Co.	GBP	155,146,851	USD	205,672,377	(1,211,796)
12/18/2020	State Street Bank & Trust Co.	USD	2,654,973	GBP	1,987,499	(4,697)
Subtotal—Depreciation						(2,123,048)
Total Forward Foreign Currency Contracts						$(2,065,098)

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,628,476,030	$468,837,694	$—	$8,097,313,724
U.S. Dollar Denominated Bonds & Notes	—	2,856,500,091	—	2,856,500,091
U.S. Treasury Securities	—	682,882,769	—	682,882,769
Preferred Stocks	71,508,488	—	—	71,508,488
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	20,417,145	—	20,417,145
Municipal Obligations	—	7,450,329	—	7,450,329
Money Market Funds	412,792,277	457,000	—	413,249,277
Total Investments in Securities	8,112,776,795	4,036,545,028	—	12,149,321,823
Other Investments - Assets*
Forward Foreign Currency Contracts	—	57,950	—	57,950
Other Investments - Liabilities*
Futures Contracts	(105,455)	—	—	(105,455)
Forward Foreign Currency Contracts	—	(2,123,048)	—	(2,123,048)
	(105,455)	(2,123,048)	—	(2,228,503)
Total Other Investments	(105,455)	(2,065,098)	—	(2,170,553)
Total Investments	$8,112,671,340	$4,034,479,930	$—	$12,147,151,270

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Equity and Income Fund